Direxion Daily Gold Miners Index Bear 2X ETF N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Feb. 28, 2025
Supplement to Prospectus [Text Block]	DIREXION SHARES ETF TRUST
DIREXION DAILY GOLD MINERS INDEX BULL 2X SHARES (NUGT)
DIREXION DAILY GOLD MINERS INDEX BEAR 2X SHARES (DUST)
(individually, a “Fund” and collectively, the “Funds”)Supplement dated July 21, 2025 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated February 28, 2025, as last supplemented On or about September 19, 2025, each Fund’s underlying index will change as shown in the table below and all references to each Fund’s current index in each Fund’s respective Summary Prospectus, Prospectus, and SAI will be replaced with the new index: Fund NameCurrent IndexNew IndexDirexion Daily Gold Miners Index Bull 2X SharesNYSE Arca Gold Miners IndexMarketVector Global Gold Miners IndexDirexion Daily Gold Miners Index Bear 2X SharesOn or about September 19, 2025, the description of the Funds’ current index in each Fund’s Summary Prospectus and Prospectus will be replaced with the following description of the new index:New Index DescriptionThe Index is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of companies that are involved primarily in the gold and silver mining industry as defined by MarketVector IndexesTM GmbH (the “Index Provider”). To be initially eligible for the Index, (i) companies must generate at least 50% (25% for current Index components) of their revenues from gold and/or silver mining/royalties/streaming or have at least 50% (25% for current Index components) of their mineral resources related to gold and/or silver and (ii) all stocks must have a market capitalization of greater than $150 million as of the end of the month prior to the month in which a rebalancing date occurs. The weight of companies with less than 50% exposure to gold-related activities will not exceed 20% of the Index at rebalance. As of July 15, 2025, the Index had 45 constituents, which were concentrated in the gold mining industry, which is included in the materials sector. The Index is currently reconstituted and rebalanced quarterly. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion. The Fund does not invest directly in gold or gold futures contracts.In addition, on page 3 of each Fund’s Summary Prospectus and on pages 180 and 190 of the statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:The Index had only recently commenced operations as of the date of this Prospectus and therefore historical Index volatility and performance are not yet available. In the future, historical Index volatility and performance will be presented in this section. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.The section titled "Index Information" of each Fund's Summary Prospectus at page 10 and the Statutory Prospectus on pages 187 and 197 is deleted.Additionally, information regarding the New Index’s volatility will be added to "Table 2 - Historic Volatility of each Fund's Benchmark Index" on page 314 in the Funds' statutory Prospectus as follows:Index5-Year HistoricalVolatility RateMarketVector Global Gold Miners Index(Commenced Operations 6/2/2025)N/AThe following is added to page 355 in regards to the Funds under the heading “Index Licensors:”MarketVector Index. The Direxion Daily Gold Miners Index Bull 2X Shares and Direxion Daily Gold Miners Index Bear 2X Shares (the "Products") are not sponsored, endorsed, sold or promoted by MarketVector Indexes GmbH (“Licensor”) or any of its affiliates and Licensor makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the MarketVector Global Gold Miners Index (the "MarketVector Index”) to track the performance of the relevant market, nor accepts any responsibility, regarding the accuracy or completeness of this Informational Material. IN NO EVENT SHALL LICENSOR OR ANY OF ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.The MarketVector Index is the exclusive property of Licensor, which has contracted with Solactive AG to maintain and calculate the MarketVector Index. Solactive AG uses its best efforts to ensure that the MarketVector Index is calculated correctly. Irrespective of its obligations towards the Licensor, Solactive AG has no obligation to point out errors in the MarketVector Index to third parties including but not limited to investors and/or financial intermediaries of the financial instrument.The Products are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the MarketVector Index and/or Index trade mark or the Index Price at any time or in any other respect. Neither publication of MarketVector Index by Solactive AG nor the licensing of the MarketVector Index or Index trade mark for the purpose of use in connection with the financial instrument constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this financial instrument. Solactive AG is not responsible for fulfilling the legal requirements concerning the accuracy and completeness of the financial instrument’s prospectus.